Share-Based Payments	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
Note 23 - Share-Based Payments

A.	Grant of share options to employees and directors of the Company

The Company regularly compensates its employees, directors, consultants and other service providers by means of options to purchase ordinary shares of the Company. As of December 31, 2017, the Company has outstanding options to purchase 4,780,317 ordinary shares of the Company with a par value of NIS 0.01. All of the grants are equity grants.

As of that date, options to purchase 1,595,666 ordinary shares are exercisable.

B.
As of December 31, 2017, the Company has 2 stock option plans for employees, directors, consultants and other service providers of the Group (the “2003 Plan” and the “2011 Plan”). No further grants may be made under the 2003 Plan.

On May 30, 2011, the Company’s Board of Directors approved the 2011 Plan which allows for grants to the Company’s employees, directors, consultants and other service providers of the Group. The Company will be able to grant up to 9,262,529 options at any time throughout a period of 10 years from the date of approval of the 2011 Plan according to the terms of the plan.

As of December 31, 2017, there are 567,684 additional options available for grant under the 2011 Plan.

C.	The number and weighted average exercise prices of share options are as follows:

	Weighted				Weighted
	average		Weighted		average
	exercise	Number of	average	Number of	exercise	Number of
	price*	options	exercise price*	options	price*	options
	2017	2017	2016	2016	2015	2015
	US dollars		US dollars		US dollars

Balance at January 1	6.45	6,668,441	5.43	5,531,623	5.43	4,540,158
Forfeited during the year	7.99	(387,447)	6.83	(235,718)	7.09	(364,408)
Exercised during the year	6.27	(2,382,927)	3.59	(1,216,115)	1.70	(218,277)
Granted during the year	19.15	882,250	7.04	2,588,651	6.76	1,574,150

Outstanding at
December 31	9.76	4,780,317	6.45	6,668,441	5.43	5,531,623

Exercisable at
December 31	7.68	1,595,666	5.19	1,882,267	2.91	1,949,459

* The actual exercise price is denominated in NIS.

With respect to options granted to related parties, see Note 21 - Related Parties.

The average selling price of shares issued, pursuant to exercise of options was NIS 80.15 and NIS 42.02 for the years ended December 31, 2017 and 2016, respectively.

D.
Total expense recognized as salary expense for years ended December 31, 2017 are USD 6,370 thousand (USD 4,439 thousand and USD 3,091 thousand for years ended December 31, 2016 and 2015, respectively).

E.
The fair value of share options granted to employees, directors, consultants and other service providers is measured using the binomial model. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the historical volatility), the expected life span of the options taking in consideration certain acceleration terms, and the risk-free interest rate (based on government debentures). Service and non-market performance conditions attached to the transactions are not taken into account in determining fair value.

The parameters used in the measurement of the fair value of the equity grants presented below, were as follows:

								Share price
				Contractual				that served	Total
			Vesting	life of the			Average	as a basis	fair value of
Grant date		Number of	Period	options	Interest	Expected	exercise	for pricing	the benefit on
DD/MM/YEAR	Offerees	instruments	(Years)	(Years)	rate	Volatility**	price*	the option*	the grant date
					%	%	USD	USD	USD thousands

29/01/2015	Officer and consultant	110,000	2-4	7	1.5	48.61	5.83	5.35	268
15/02/2015	Employees	104,250	2-4	7	1.65	48.65	5.86	5.86	269
26/02/2015	Officer	100,000	1.5-3.5	7	1.44	48.69	6.28	5.82	261
04/05/2015	Employees and consultant	144,500	2-4	7	1.36	48.88	6.44	6.44	440
15/07/2015	Officers, employees and consultants	941,900	2-4	7	2.03	48.84	7.17	7.17	3,269
08/10/2015	CEO	60,000	2-4	6.77	1.7	49.37	7.01	5.75	153
29/10/2015	Employees	113,500	2-4	7	1.64	48.92	5.81	5.56	294
14/02/2016	Employees and consultants	112,500	2-4	7	1.48	49.25	5.32	4.35	216
02/05/2016	Employee	42,500	2-4	7	1.52	48.14	6.06	6.06	120
10/05/2016	Consultant	25,000	2-4	7	1.47	48.10	5.91	5.58	68
18/05/2016	Officers and employees	1,424,327	2-4	1.95-7.00	0.24-1.5	44.22-48.72	5.80	5.35	3,474
19/07/2016	CEO	386,574	2-4	6.77	1.43	46.83	5.77	9.98	2,333
28/07/2016	Officer, Employees and consultant	116,900	2-4	7	0.18-1.42	46.06-46.73	9.79	9.79	531
06/11/2016	Employees	240,850	2-4	1.48-7.00	0.22-1.64	45.94-46.63	11.57	11.06	1,209
28/11/2016	Directors	240,000	1-3	6.88-7.00	1.90-1.94	46.60-46.62	11.71	11.40	1,266
14/02/2017	Employees	201,500	2-4	1.21-7.00	0.20-1.95	46.34-46.38	11.52	10.93	1,009
04/05/2017	Employees and Consultant	74,500	2-4	0.99-7.00	0.17-1.84	46.68-49.97	17.95	17.95	642
15/06/2017	Employees and Officers	245,750	2-4	0.87-7.00	0.11-1.68	46.76-48.25	19.56	17.62	1,936
23/08/2017	Employees and Consultants	125,500	2-4	7.00	1.26	47.22	19.39	19.18	1,120
07/09/2017	Consultant	50,000	2	7.00	1.33	47.35	23.60	23.60	582
03/10/2017	Officer	135,000	2-4	7.00	1.40	47.34	25.04	25.04	1,611
05/11/2017	Consultant	50,000	2-4	7.00	1.37	47.70	28.75	28.75	714

*	The exercise price and share price are denominated in NIS and are re-measured using historic exchange rates.

**
Expected volatility is estimated by considering historic share price volatility of the Company. The risk-free interest rate was determined on the basis of non-interest bearing NIS-denominated Government debentures with a remaining life equal to the expected term of the options.